CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net loss	$ (40,874)	$ (27,195)	$ (140,756)	$ (69,503)	$ (7,567)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation	7,363	9,791	37,701	65,537	66,534
Amortization of intangible assets	17,857	17,858	71,429	71,428	71,428
Gain on sale/disposal of assets	(132)	(123)	(625)	(127)	311
Stock-based compensation expense	1,808	566	1,994	1	156
Deferred income taxes		(6,303)	(37,494)	(25,424)	(23,118)
Amortization of deferred financing costs	410	(831)
PIK interest added to Senior Facilities	7,328		34,211
Related party tax payable settlement			15,777
Change in fair value of warrant liability	(13,765)		(3,477)
Non-cash rent, interest and other	(2)	7,060	(2,976)	2,061	130
Cash flows from changes in net operating assets and liabilities:
Accounts receivable	(3,242)	(2,463)	(2,225)	11,133	12,534
Content library	1,977	398	873	35,829	14,963
Income tax receivable		(3,130)	10,498	(3,065)	(2,063)
Prepaid expenses and other current assets	5	227	282	3,255	3,046
Other assets	50	217	989	795	(2,066)
Trade payables	5,998	(7,179)	4,984	(53,790)	(18,507)
Change in due to/from related parties	(557)	2,626	297	(1,399)	(2,189)
Accrued and other liabilities	953	(5,629)	(23,537)	(10,612)	(16,166)
Net cash flows used in operating activities	(14,823)	(14,110)	(29,240)	29,693	102,797
Investing Activities:
Purchases of property and equipment	(3,003)	(3,631)	(13,017)	(21,053)	(33,005)
Proceeds from disposition of property and equipment	171	113	827	1,261	1,990
Other investments				750	(750)
Net cash flows used in investing activities	(2,832)	(3,518)	(12,190)	(19,042)	(31,765)
Financing Activities:
Proceeds from Redbox's borrowings	14,103	26,750	31,655	32,550	7,500
Repayments of Redbox's debt obligations	(497)		(54,589)	(37,188)	(76,563)
Business combination (Note 3)			77,425
Dividends paid		(90)	(373)	(978)	(1,182)
Principal payments on finance lease obligations	(771)	(817)	(3,137)	(3,486)	(3,855)
Net cash flows provided by financing activities	12,835	25,843	50,981	(9,102)	(74,100)
Change in cash, cash equivalents and restricted cash	(4,820)	8,215	9,551	1,549	(3,068)
Cash, cash equivalents and restricted cash:
Beginning of period	18,478	8,927	8,927	7,378	10,446
End of period	$ 13,658	$ 17,142	$ 18,478	$ 8,927	$ 7,378